Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights exercise price	$ 11.50	$ 11.50
Class of warrants or rights term	5 years	5 years
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding, shares	12,218,750
Public warrants period after which they are excercisable		30 days
Period after business combination within which securities must be registered	15 days	15 days
Period after business combination within which registration must be effective	60 days	60 days
Number of trading days after the date of notice for determining the fair market value of shares	10 days
Class of warrant or rights number of shares covered by each warrant or right	0.361
Public Warrants [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Number of consecutive trading days	20 days	20 days
Number of trading days after the date of notice for determining the fair market value of shares		10 days
Class of warrant or rights number of shares covered by each warrant or right		0.361
Public Warrants [Member] | Class A Ordinary Shares | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Sale of stock issue price per share	$ 9.20	$ 9.20
Public Warrants [Member] | Class A Ordinary Shares | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Proceeds from capital raising from business combination as a percentage of total proceeds	60.00%	60.00%
Public Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Public Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Newly issued share price	18.00
Public Warrants [Member] | Class A Ordinary Shares | Redemption Trigger Price Two [Member]
Derivative Warrant Liabilities [Line Items]
Sale of stock issue price per share	9.20	9.20
Exercise price of warrants as a percentage of newly issued share price	1.80	1.80
Newly issued share price	$ 10.00	$ 10.00
Class of warrants or rights redemption price per unit of warrant	20 days	20 days
Number of trading days for share price determination	30 days	30 days
Public Warrants [Member] | Class A Ordinary Shares | Redemption Trigger Price Two [Member] | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.10	$ 0.10
Class of warrants or rights redemption price per unit of warrant	30 days	30 days
Public Warrants [Member] | Class A Ordinary Shares | Redemption Trigger Price One [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	$ 1.15	$ 1.15
Newly issued share price	$ 18.00	$ 18.00
Public Warrants [Member] | After Completion Of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Public warrants period after which they are excercisable	30 days
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding, shares	8,900,000
Private Warrants [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Lock in period of warrants	30 days	30 days
Private Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Newly issued share price	$ 18.00	$ 18.00
Private Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Newly issued share price	$ 10.00	$ 10.00